Multi-Manager International Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		27.67%	8.91%	9.60%
Performance Inception Date	Jul. 31, 2015
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.93%	7.54%	8.70%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.05%	6.85%	7.77%